As filed with the Securities and Exchange Commission on November 19, 2008.

Registration No. 333-137960

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No. __
[XX] Post-Effective Amendment No. 1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
f/k/a Principal Variable Contracts Fund, Inc.
(Exact name of Registrant as specified in charter)

680 8[th] Street, Des Moines, Iowa 50392-0200
(Address of Registrant's Principal Executive Offices)

800-248-3842
(Registrant's Telephone Number, Including Area Code)

Michael D. Roughton
Counsel, Principal Financial Group, Inc.
711 High Street, Suite 405 West
Des Moines, Iowa 50392-0200
(Name and Address of Agent for Service)

Copies of all communications to:

John W. Blouch
Dykema Gossett PLLC
1300 I Street, N.W.
Washington, D.C. 20005-3353

Approximate date of proposed public offering: As soon as practicable after this
Registration Statement becomes effective.

Title of Securities Being Registered: Class 1 common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

This Post-Effective Amendment No. 1 to the Registration Statement of Principal Variable
Contracts Funds, Inc. (the "Fund") on Form N-14 (File No. 333-137960) (the "Registration
Statement") consists of the following: (1) Facing Page of the Registration Statement; and
(2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the
Fund's definitive combined information statement/prospectus and statement of additional information as filed on November 16, 2006. This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C OTHER INFORMATION

Item 15. Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1. Was committed in bad faith; or
2. Was the result of active and deliberate dishonesty; or
(ii) The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 16. Exhibits.

* Unless otherwise stated, all filing references are to File No. 33-59474

1	(1) (a) Amendment and Restatement of the Articles of Incorporation (filed
10/24/2000 and 4/27/06)
(b) Articles of Amendment (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)

(1) Articles Supplementary (filed 2/13/2002)
(2) Articles Supplementary dated 12/15/03 (filed 2/26/2004)
(3) Articles Supplementary dated 6/14/04 (filed 8/27/04)
(4) Certificate of Correction of Articles Supplementary dated 10/7/04 (filed 2/24/05)
(5) Articles Supplementary dated 12/13/04 (filed 4/29/05)
(6) Articles Supplementary (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)

2	By-laws (filed 12/31/03)

3	Not Applicable

4	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).
Included in Exhibits 1 and 2 hereto.

6 (1) Management Agreement (filed 10/23/97)
(2) First Amendment to Management Agreement (filed 2/12/98)
(3) Second Amendment to Management Agreement (filed 10/24/00)
(4) Third Amendment to Management Agreement (filed 10/24/00)
(5) Fourth Amendment to Management Agreement (filed 12/31/03)
(6) Amended &Restated Management Agreement (filed 12/31/03)
(7) Amended &Restated Management Agreement dated 3/11/04 (filed 6/15/2004)
(8) Amended &Restated Management Agreement dated 6/14/04 (filed 8/27/04)
(9) Amended &Restated Management Agreement dated 12/13/04 (filed 2/24/05)
(10) Amended &Restated Management Agreement dated 9/30/05 (filed 4/27/06)
(10)(a) Form of Amended &Restated Investment Management Agreement (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)
(11) Investment Service Agreement (filed 10/23/97)
(12) Amended &Restated Investment Service Agreement dated 4/1/04 (filed 6/15/2004)
(13) Sub-Advisory Agreement - Invista (filed 10/23/97)
(14) First Amendment to Sub-Advisory Agreement. (filed 2/12/98)
(15) Second Amendment to Sub-Advisory Agreement. (filed 10/24/00)
(16) Third Amendment to Sub-Advisory Agreement. (filed 10/24/00)
(17) Sub-Advisory Agreement - Morgan Stanley Asset Mgmt. (filed 10/23/97)
(18) Sub-Advisory Agreement - Berger Assoc. (filed 4/13/98)
(19) Sub-Advisory Agreement - Dreyfus Corp. (filed 4/13/98)
(20) Sub-Advisory Agreement - Goldman Sachs (filed 4/13/98)
(21) Sub-Advisory Agreement - JP Morgan (filed 4/13/98)
(22) Sub-Advisory Agreement - Neuberger Berman (filed 4/21/99)
(23) Sub-Advisory Agreement - Janus Capital (filed 4/21/99)
(24) Sub-Advisory Agreement - Duncan-Hurst (filed 10/24/00)
(25) Sub-Advisory Agreement - Turner (filed 10/24/00)
(26) Sub-Advisory Agreement - Bernstein (filed 04/29/02)
(27) Sub-Advisory Agreement - Federated (filed 04/29/02)
(28) 6th Amendment. to Sub-Adv. Agreement w/Invista (filed 04/29/02)
(29) 2nd Amendment. to Sub-Adv. Agreement w/PCII (filed 04/29/02)
(30) Sub-Advisory Agreement - Putnam (filed 02/13/03)
(31) Amended &Restated Sub-Adv. - Federated dated 11/21/03 (filed 2/26/04)
(32) Sub-Advisory Agreement - Neuberger Berman dated 10/31/03 (filed 2/26/04)
(33) Amended &Restated Sub-Adv. - Dreyfus dated 11/25/03 (filed 2/26/04)
(34) Sub-Advisory Agreement - Grantham, Mayo, Van Otterloo dated 4/1/04 (filed 4/29/04)
(35) Sub-Advisory Agreement - T. Rowe Price dated 3/8/04 (filed 6/15/2004)
(36) Amended &Restate Sub-Adv - PGI dated 4/1/04 (filed 6/15/2004)
(37) Sub-Advisory Agreement - UBS dated 9/30/02 (filed 6/15/2004)
(38) Amended &Restated Sub-Advisory Agreement - Bernstein dated 7/1/04 (filed 8/27/04)
(39) Amended &Restated Sub-Advisory Agreement - MSAM dated 6/30/04 (filed 8/27/04)
(40) Amended &Restated Sub-Advisory Agreement - PGI dated 6/30/04(filed 8/27/04)
(41) Amended &Restated Sub-Advisory Agreement - Neuberger Berman dated 6/30/04 (filed 8/27/04)
(42) Amended &Restated Sub-Advisory Agreement - T. Rowe Price dated 8/24/04 (filed 8/27/04)
(43) Sub-Advisory Agreement - American Century dated 8/18/04 (filed 8/27/04)
(44) Amended &Restated Sub-Advisory Agreement - Morgan Stanley dated 11/25/03 (filed 2/24/05)
(45) Amended &Restated Sub-Advisory Agreement - UBS Global Asset dated 7/8/03 (filed 2/24/05)
(46) Amended &Restated Sub-Advisory Agreement - JP Morgan dated 7/2/03 (filed 2/24/05)
(47) Amended &Restated Sub-Advisory Agreement - Neuberger Berman dated 6/25/03 (filed 2/24/05)
(48) Amended &Restated Sub-Advisory Agreement - PGI dated 3/11/03 (filed 2/24/05)
(49) Sub-Advisory Agreement - Emerald dated 9/1/04 (filed 2/24/05)
(50) Amended &Restated Sub-Advisory Agreement - The Dreyfus Group dated 7/1/04 (filed 2/24/05)
(51) Amended &Restated Sub-Advisory Agreement - Morgan Stanley dated 8/23/04 (filed 2/24/05)
(52) Amended &Restated Sub-Advisory Agreement - Mellon Equity dated 12/22/04 (filed 2/24/05)
(53) Amended &Restated Sub-Advisory Agreement - PGI dated 12/13/04 (filed 2/24/05)
(54) Amended &Restated Sub-Advisory Agreement - JP Morgan dated 1/5/05 (filed 2/24/05)
(55) Sub-Advisory Agreement - Columbus Circle Investors dated 1/5/05 (4/29/05)
(56) Amended &Restated Sub-Advisory Agreement - TRowe Price dated (08/01/2005) (filed 4/27/06)
(57) Amended &Restated Sub-Advisory Agreement - Mellon Equity dated (08/08/2005) (filed 4/27/06)
(58) Amended &Restated Sub-Advisory Agreement - PGI dated (07/01/2005) (filed 4/27/06)
(59) Amended &Restated Sub-Advisory Agreement - PGI (dated 09/12/2005) (filed 4/27/06)
(60) Amended &Restated Sub-Advisory Agreement - PREI dated (07/01/2005) (filed 4/27/06)
(61) Amended &Restated Sub-Advisory Agreement - PREI dated (09/12/2005) (filed 4/27/06)
(62) Sub-Sub-Advisory Agreement - Post dated (07/01/2005) (filed 4/27/06)
(63) Sub-Sub-Advisory Agreement - PREI dated (07/01/2005) (filed 4/27/06)
(64) Sub-Sub-Advisory Agreement - Spectrum dated (07/01/2005) (filed 4/27/06)
(65) Form of Amended &Restated Sub-Advisory Agreement -Janus Capital Management LLC
(filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)

(66) Form of Sub-Advisory Agreement -Salomon Brothers Asset Management (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)
(67) Form of Sub-Advisory Agreement -Oppenheimer Funds, Inc. (filed 10/5/06 as an exhibit to Form N-14, file no.
333-137812)
(68) Form of Sub-Advisory Agreement -Capital Guardian Trust Company (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)
(69) Form of Sub-Advisory Agreement -Delaware Management Company (filed 10/5/06 as an exhibit to Form N-14, file
no. 333-137812)
(70) Form of Sub-Advisory Agreement - Oberweiss Asset Management, Inc. (filed 10/5/06 as an exhibit to Form N-14, file no. 333-137812)
(71) Form of Sub-Advisory Agreement - WM Advisors (filed 10/10/06 as an exhibit to Form N-14, file no. 333-137919)

7	(1)	a.	Distribution Agreement (filed 10/24/00)
		b.	Amended & Restated Distribution Agreement dated 6/14/04 (filed 8/27/04)

8		Not Applicable

9	Custodian Agreement
		a.	Domestic Custodian Agreement (filed 10/23/97)
		c.	Global Custodian Agreement (filed 10/23/97)

10	Rule 12b-1 Plan
a. Form of Distribution Plan and Agreement for Class 2 Shares (filed 10/5/06 as an exhibit to Form N-14, file no.
333-137812)

11	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters (filed 11/16/2006)

12	Forms of Opinions and Consents of counsel on tax matters- *

13	Not Applicable

14	Consent of Independent Registered (filed 11/16/2006)

15	Not Applicable

16	(a)	Powers of Attorney. (filed 11/16/2006)

17	(a)	Prospectus of Principal Variable Contracts Fund, Inc. dated May 1, 2006 (filed 6/2/06)

	(b)	Statement of Additional Information of Principal Variable Contracts Fund, Inc. dated May 1, 2006 (filed 6/2/06)

	(c)	Statement of Additional Information of Principal Variable Contracts Fund, Inc. dated October __, 2006 (filed 10/5/06)

	(d)	Annual Report of Principal Variable Contracts Fund, Inc. for the fiscal year ended December 31, 2005 (filed 2/21/06)

	(e)	Semi-Annual Report of Principal Variable Contracts Fund, Inc. for the period ended June 30, 2006 (filed 8/25/06)

* Filed Herewith.

Item 17.

Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Funds, Inc., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines and State of Iowa, on the 19th day of November, 2008.

Principal Variable Contracts Funds, Inc. (Registrant)

By /s/ R. C. Eucher ______________________________________ R. C. Eucher Director, Vice Chairman and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Director, Vice Chairman	November 19, 2008
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	November 19, 2008
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial Officer and Controller)

(L. D. Zimpleman)*
	Director and	November 19, 2008
L. D. Zimpleman	Chairman of the Board

/s/ M. J. Beer
	Executive Vice President	November 19, 2008
M. J. Beer

(E. Ballantine)*
	Director	November 19, 2008
E. Ballantine

(K. Blake)*
	Director	November 19, 2008
K. Blake

(C. Damos)*
	Director	November 19, 2008
C. Damos

(R. W. Gilbert)*
	Director	November 19, 2008
R. W. Gilbert

(M. A. Grimmett)*
	Director	November 19, 2008
M. A. Grimmett

(F. S. Hirsch)*
	Director	November 19, 2008
F. S. Hirsch

(W. C. Kimball)*
	Director	November 19, 2008
W. C. Kimball

(B. A. Lukavsky)*
	Director	November 19, 2008
B. A. Lukavsky

(W. G. Papesh)*
	Director		November 19, 2008
W. G. Papesh

(D. Pavelich)*
	Director		November 19, 2008
D. Pavelich

		*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President

Pursuant to Powers of Attorney previously filed.